IFRS 7 - Disclosure - Market Risk - Summary of Amortized Cost and Fair Values of Non-trading Equities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity-accounted investments in associates	$ 57	$ 63
Amortized cost [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	533	468
Equity-accounted investments in associates	57	63
Total	590	531
Financial assets at fair value [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	602	562
Equity-accounted investments in associates	85	101
Total	$ 687	$ 663